Financial instruments and risk management	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Financial instruments and risk management

16. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

CATEGORIES OF FINANCIAL INSTRUMENTS

CATEGORIES OF FINANCIAL ASSETS

2024

	AMORTISED COST	TOTAL	FAIR VALUE
Cash and cash equivalents	63,275,711	63,275,711	63,275,711
	63,275,711	63,275,711	63,275,711

2023

	AMORTISED COST	TOTAL	FAIR VALUE
Cash and cash equivalents	77,239	77,239	77,239
	77,239	77,239	77,239

CATEGORIES OF FINANCIAL LIABILITIES

2024

	AMORTISED COST	TOTAL	FAIR VALUE
Shareholders loan	516,039	516,039	516,039
Proceeds from proposed share subscription	7,729,697	7,729,697	7,729,697
Trade and other payables	2,949,697	2,949,697	2,949,697
	11,195,239	11,195,239	11,195,239

2023

	AMORTISED COST	TOTAL	FAIR VALUE
Shareholders loan	302,000	302,000	302,000
Trade and other payables	317,243	317,243	317,243
	619,243	619,243	619,243

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Continued)

OVERVIEW

The Company is exposed to the following risks from its use of financial instruments:

●	Credit risk;
●	Liquidity risk; and
●	Market risk (interest rate risk).

The Company’s overall risk management process focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on its financial performance.

The Company’s Board of Directors has the overall responsibility for the establishment and oversight of the Company’s risk management framework.

CREDIT RISK

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations.

The maximum exposure to credit risk is presented in the table below:

	2024			2023
	GROSS CARRYING AMOUNT	CREDIT LOSS ALLOWENCE	AMORTISED COST / FAIR VALUE	GROSS CARRYING AMOUNT	CREDIT LOSS ALLOWENCE	AMORTISED COST / FAIR VALUE
Cash and cash equivalents	63,275,711	-	63,275,711	77,239	-	77,239

LIQUIDITY RISK

Liquidity risk arises through variability in the operational working capital requirements of the Company. Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions as they fall due. The Company manages liquidity risk by continuously monitoring forecast and cash flows and matching the maturity profiles of financial assets and liabilities.

The table below analyses the Company’s financial liabilities into relevant maturity groupings based on the remaining period at reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

Balances due within 12 months equal their carrying balances where the impact of discounting is not significant.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Continued)

MATURITY ANALYSIS

	LESS THAN 1 YEAR	1 to 5 YEARS	TOTAL	CARRYING AMOUNT
CURRENT LIABILITIES
Trade and other payables	2,949,697	-	2,949,697	2,949,697
Loan from shareholders	516,039	-	516,039	516,039
Funds from proposed share subscription	7,729,503	-	7,729,503	7,729,503
	11,195,239	-	11,195,239	11,195,239

INTEREST RATE RISK

The Company’s exposure to cash flow interest rate risk relates to the Company’s loans from related parties.

The Company constantly analyses its interest rate exposure. Within this analysis consideration is given to potential renewals of existing positions, alternatives and the mix of fixed and variable interest rates. The risk which the Company is faced with or the method in which this risk is managed are the same during the Relevant Periods.

INTEREST RATE PROFILE

The interest rate profile of interest-bearing financial instruments at the end of the reporting period was as follows:

INTEREST RATE SENSITIVITY ANALYSIS

A change of 100 basis points in interest rates at the end of the year would have increased/(decrease) profit or loss and equity by the amount shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	2024	2024	2023	2023
INCREASE OR DECREASE IN RATE	INCREASE	DECREASE	INCREASE	DECREASE
IMPACT ON PROFIT OR LOSS:
Loan from shareholders	(76,116)	(65,795)	(44,545)	(38,505)